Income Tax Provision Benefit from Continuing Operations by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Total income tax provision (benefit)	$ 671	$ (245)	$ 7,260
UNITED STATES
Components Of Income Tax Expense Benefit [Line Items]
Total income tax provision (benefit)	23	(616)	4,992
Foreign Tax Authority
Components Of Income Tax Expense Benefit [Line Items]
Total income tax provision (benefit)	$ 648	$ 371	$ 2,268